UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 to June 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

June 30, 2018 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
Canada — 7.8%
Canadian Imperial Bank of Commerce	297,210	$25,854
Canadian Pacific Railway Ltd.	944,359	173,061
Encana Corp.	12,866,443	168,042
Gildan Activewear Inc.	3,911,742	110,183
Manulife Financial Corp.	10,630,128	190,989

		668,129

China — 2.3%
Baidu Inc. ADR [1]	791,200	192,262

France — 3.8%
BNP Paribas SA	2,125,463	132,024
Engie SA	4,423,802	67,831
Schneider Electric SE	1,524,785	127,174

		327,029

Germany — 8.2%
BASF SE	2,456,912	235,015
Linde AG	1,279,335	305,375
SAP SE	1,398,618	161,616

		702,006

Hong Kong — 3.3%
China Merchants Port Holdings Co. Ltd.	19,971,568	40,577
China Mobile Ltd.	27,319,839	242,708

		283,285

Italy — 2.7%
UniCredit SpA	13,554,985	226,299

Japan — 12.8%
East Japan Railway Co.	2,155,600	206,672
Japan Airlines Co. Ltd.	5,160,200	183,076
KDDI Corp.	8,565,500	234,494
Sompo Holdings Inc.	2,986,100	120,830
Sumitomo Mitsui Financial Group Inc.	2,688,800	104,575
Takeda Pharmaceutical Co. Ltd.	5,595,500	236,425

		1,086,072

Netherlands — 3.0%
Akzo Nobel NV	2,391,755	204,790
ING Groep NV	3,495,947	50,330

		255,120

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

South Korea — 3.8%
Samsung Electronics Co. Ltd.	3,182,429	$133,208
SK Telecom Co. Ltd.	898,893	187,925

		321,133

Spain — 1.3%
CaixaBank SA	20,192,358	87,390
Red Electrica Corp. SA	1,065,475	21,700

		109,090

Sweden — 0.2%
Alfa Laval AB	737,751	17,511

Switzerland — 10.3%
ABB Ltd.	9,960,468	218,360
Aryzta AG [1]	2,747,597	41,326
Cie Financiere Richemont SA	947,831	80,513
Givaudan SA	36,483	82,964
Novartis AG	3,101,314	235,754
Roche Holding AG	809,676	180,323
Zurich Insurance Group AG	136,256	40,465

		879,705

United Kingdom — 33.5%
AstraZeneca PLC	2,687,232	186,296
Aviva PLC	23,618,935	157,102
Balfour Beatty PLC	22,454,546	84,073
Barclays PLC	93,495,230	233,207
BHP Billiton PLC	3,788,435	85,296
BP PLC	36,338,294	277,338
British American Tobacco PLC	5,514,753	278,751
Carnival PLC	2,186,679	125,449
Cobham PLC [1]	67,712,855	114,967
Diageo PLC	2,619,074	94,087
GlaxoSmithKline PLC	6,104,638	123,250
Johnson Matthey PLC	290,466	13,873
Lloyds Banking Group PLC	118,650,995	98,730
Micro Focus International PLC	5,092,658	88,953
Prudential PLC	9,191,886	210,412
Rolls-Royce Group PLC [1]	10,074,981	131,395
Royal Dutch Shell PLC, Class B	6,672,979	238,968
SSE PLC	9,479,679	169,521
Vodafone Group PLC	59,137,072	143,464

		2,855,132

Total Common Stock
(Cost $7,616,291) — 93.0%		7,922,773

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2018 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
PREFERRED STOCK
Germany — 3.6%
Volkswagen AG	1,841,094	$305,777

Total Preferred Stock
(Cost $275,069) — 3.6%		305,777

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.810% **	297,368,505	297,369

Total Short-Term Investment
(Cost $297,369) — 3.5%		297,369

Total Investments — 100.1%
(Cost $8,188,729)		8,525,919

Liabilities in Excess of Other Assets — (0.1)%		(8,268)

Net Assets — 100.0%		$8,517,651

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2018.
1	Non-income producing security.

ADR American Depositary Receipt

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2018 (Unaudited)

At June 30, 2018, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

At June 30, 2018, there were no transfers between Level 1 and Level 2 investments in securities. At June 30, 2018, there were no transfers between Level 2 and Level 3 investments in securities since the prior fiscal year end. All transfers, if any, are recognized by the Fund at the end of the period.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-2800

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 29, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: August 29, 2018